Notes to the consolidated financial statements - Research and development (R&D) expenses - Costs related to restructuring of organization (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2023
Disclosure Of Notes To The Consolidated Financial Statements [Line Items]
Intangible assets	€ 25,155	€ 31,778	€ 28,347
Research and development (R&D) expenses
Disclosure Of Notes To The Consolidated Financial Statements [Line Items]
Reallocation amount	€ 13,722
Research and development (R&D) expenses | Provisions for onerous contracts
Disclosure Of Notes To The Consolidated Financial Statements [Line Items]
Movement of provisions during the period unused reversed		(38,533)
Research and development (R&D) expenses | Contract termination provisions
Disclosure Of Notes To The Consolidated Financial Statements [Line Items]
Movement of provisions during the period unused reversed		€ (25,059)